Condensed Consolidated Statements Of Cash Flows (USD $)	12 Months Ended
	Oct. 31, 2013	Oct. 31, 2012	Oct. 31, 2011
Cash flows from operating activities:
Net income (loss)	$ (72,478)	$ 2,626,200	$ 457,499
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation, amortization and accretion	2,051,433	2,181,100	2,688,150
Bad debt expense (recovery)	20,461	(10,327)	40,231
Deferred income tax expense (benefit)	998,747	(558,770)	132,097
Share-based compensation expense	971,145	1,440,534	893,354
Impact of excess tax benefits from share-based compensation	(41,598)	(3,562)	(152,815)
Loss on sale of property and equipment	12,858	6,974	3,176
(Increase) decrease in:
Trade accounts receivable	2,628,971	(1,793,255)	(178,428)
Other receivables	(8,804)	294,502	95,721
Income taxes refundable	(472,511)	316,066	(61,034)
Inventories	229,740	(1,966,834)	(2,074,398)
Prepaid expenses and other assets	153,265	(118,948)	(32,983)
Other assets, net	0	12,884	6,562
Increase (decrease) in:
Accounts payable and accrued expenses	(800,378)	(1,336,095)	2,230
Accrued compensation and payroll taxes	(2,166,861)	884,587	398,630
Income taxes payable	18,661	26,499	89,225
Other noncurrent liabilities	(47,114)	(16,946)	44,167
Net cash provided by operating activities	3,475,537	1,984,609	2,351,384
Cash flows from investing activities:
Purchase of and deposits for the purchase of property and equipment	(2,983,960)	(1,467,089)	(1,492,140)
Investment in intangible assets	(164,584)	(84,314)	(31,070)
Proceeds from sale of property and equipment	5,000	80	35,086
Net cash used in investing activities	(3,143,544)	(1,551,323)	(1,488,124)
Cash flows from financing activities:
Payroll taxes withheld and remitted on share-based payments	(357,852)	(191,117)	(262,381)
Proceeds from note payable to bank	4,550,000	6,250,000	0
Principal payments on long-term debt and note payable to bank	(3,297,749)	(5,437,485)	(878,231)
Payments for financing costs	0	(25,000)	(97,405)
Principal payments on related party loans	(86,177)	0	(110,363)
Repurchase of common stock	(543,420)	(1,176,661)	(846,287)
Impact of excess tax benefits from share-based compensation	41,598	3,562	152,815
Common stock dividends paid	(479,128)	(357,060)	(251,953)
Net cash used in financing activities	(172,728)	(933,761)	(2,293,805)
Net increase (decrease) in cash	159,265	(500,475)	(1,430,545)
Cash at beginning of year	591,038	1,091,513	2,522,058
Cash at end of year	750,303	591,038	1,091,513
Supplemental disclosure of cash flow information:
Cash payment for interest	449,134	524,936	573,475
Income taxes paid (refunded), net	(187,548)	1,462,886	191,009
Noncash investing and financing activities:
Capital expenditures accrued in accounts payable at year end	19,132	177,766	109,896
Capital expenditures accrued in accounts payable at year end	$ 131,518	$ 96,327	$ 62,936